Prepayments and other current assets, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepayments and other current assets, net
Deposits to financial partners and other vendors	¥ 10,913		¥ 24,809
Prepaid expenses	8,875		16,186
Receivables from third-party online payment platforms and business partners	1,261		1,477
Prepaid input VAT	4,577		8,618
Prepayment of intent acquisition			100,000
Short-term loan to third parties			1,500
Advance to staff			289
Others	5,911		4,344
Total prepayments and other current assets	31,537		157,223
Bad debt provision	(8,909)		(2,136)
Total prepayments and other current assets, net	¥ 22,628	$ 3,280	¥ 155,087